Liability under insurance contracts and reinsurance contracts - Summary of reconciliation of changes in insurance contracts by remaining coverage and incurred claims for which the applying the premium distribution approach (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	₩ 88,353
Beginning balance, Reinsurance contract liabilities	93,240
Reinsurance revenue	3,116,553	₩ 2,899,599	₩ 2,741,730
Reinsurance finance income and expense, Other comprehensive income	(2,073)	(28,283)
Reinsurance finance income and expense	(99,439)	(516,097)	807,964
Ending balance, Reinsurance contract assets	184,754	88,353
Ending balance, Reinsurance contract liabilities	98,063	93,240
Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance revenue	64,554	39,641
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	25,539	29,755
Beginning balance, Reinsurance contract liabilities	(78)	(33)
Beginning balance, Net reinsurance contract assets (liabilities)	25,461	29,722
Reinsurance revenue, Accrued reinsurance amount	16,498	2,892
Reinsurance revenue, Changes in incident fulfillment cash flow	4,059	1,441
Reinsurance revenue, Etc.	(120)	217
Reinsurance revenue	20,437	4,550
Reinsurance service expense	(18,052)	(10,104)
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, Current profit or loss	2,175	945
Reinsurance finance income and expense, Other comprehensive income	18	10
Reinsurance finance income and expense	2,193	955
Cash flow for the period, Reinsurance premium paid	2,128	3,716
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	33,051	(1,079)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	35,179	2,637
Business Combination		(2,299)
Other increase/decrease	11,842
Ending balance, Reinsurance contract assets	77,065	25,539	29,755
Ending balance, Reinsurance contract liabilities	(5)	(78)	(33)
Ending balance, Net reinsurance contract assets (liabilities)	77,060	25,461	29,722
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Present value estimate of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	4,244	2,659
Beginning balance, Reinsurance contract liabilities	(19)	(33)
Beginning balance, Net reinsurance contract assets (liabilities)	4,225	2,626
Reinsurance revenue, Accrued reinsurance amount	15,934	2,813
Reinsurance revenue, Changes in incident fulfillment cash flow	3,476	318
Reinsurance revenue, Etc.	0	0
Reinsurance revenue	19,410	3,131
Reinsurance service expense	0	0
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, Current profit or loss	97	27
Reinsurance finance income and expense, Other comprehensive income	14	9
Reinsurance finance income and expense	111	36
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	33,051	(1,079)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	33,051	(1,079)
Business Combination		(489)
Other increase/decrease	(33,658)
Ending balance, Reinsurance contract assets	23,144	4,244	2,659
Ending balance, Reinsurance contract liabilities	(5)	(19)	(33)
Ending balance, Net reinsurance contract assets (liabilities)	23,139	4,225	2,626
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Risk adjustment for non-financial risks [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	104	120
Beginning balance, Reinsurance contract liabilities	0	0
Beginning balance, Net reinsurance contract assets (liabilities)	104	120
Reinsurance revenue, Accrued reinsurance amount	564	79
Reinsurance revenue, Changes in incident fulfillment cash flow	838	(71)
Reinsurance revenue, Etc.	0	0
Reinsurance revenue	1,402	8
Reinsurance service expense	0	0
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, Current profit or loss	7	3
Reinsurance finance income and expense, Other comprehensive income	4	1
Reinsurance finance income and expense	11	4
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Business Combination		(28)
Other increase/decrease	0
Ending balance, Reinsurance contract assets	1,517	104	120
Ending balance, Reinsurance contract liabilities	0	0	0
Ending balance, Net reinsurance contract assets (liabilities)	1,517	104	120
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Excluding loss recovery factors [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	19,971	26,901
Beginning balance, Reinsurance contract liabilities	(59)	0
Beginning balance, Net reinsurance contract assets (liabilities)	19,912	26,901
Reinsurance revenue, Accrued reinsurance amount	0	0
Reinsurance revenue, Changes in incident fulfillment cash flow	0	0
Reinsurance revenue, Etc.	(120)	217
Reinsurance revenue	(120)	217
Reinsurance service expense	(18,052)	(10,104)
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, Current profit or loss	2,071	915
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	2,071	915
Cash flow for the period, Reinsurance premium paid	2,128	3,716
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	2,128	3,716
Business Combination		(1,733)
Other increase/decrease	45,500
Ending balance, Reinsurance contract assets	51,439	19,971	26,901
Ending balance, Reinsurance contract liabilities	0	(59)	0
Ending balance, Net reinsurance contract assets (liabilities)	51,439	19,912	26,901
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Loss recovery factor [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	1,220	75
Beginning balance, Reinsurance contract liabilities	0	0
Beginning balance, Net reinsurance contract assets (liabilities)	1,220	75
Reinsurance revenue, Accrued reinsurance amount	0	0
Reinsurance revenue, Changes in incident fulfillment cash flow	(255)	1,194
Reinsurance revenue, Etc.	0	0
Reinsurance revenue	(255)	1,194
Reinsurance service expense	0	0
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, Current profit or loss	0	0
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	0	0
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Business Combination		(49)
Other increase/decrease	0
Ending balance, Reinsurance contract assets	965	1,220	75
Ending balance, Reinsurance contract liabilities	0	0	0
Ending balance, Net reinsurance contract assets (liabilities)	₩ 965	₩ 1,220	₩ 75